Fees Summary	May 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 106,072,254.9
Previously Paid Amount	0
Total Fee Amount	16,239.67
Total Offset Amount	0
Net Fee	$ 16,239.67